Note 15 - Related Party Balances and Transactions (Details) - Due from and Due to Related Parties In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Noncontrolling Shareholders [Member] CNY		Dec. 31, 2013 Noncontrolling Shareholders [Member] CNY
Related Party Transaction [Line Items]
Amount due from an affiliate and its subsidiaries, net (i)	$ 33,782	209,601	144,371	209,601	[1]	144,371	[1]
Subscription receivables(note 2(m) & note 12)	$ 41,500	257,491

[1]	The Group agreed to grant a revolving loan with a maximum amount of US$50,000 (equivalent to RMB317,990 as per the agreement) to Sincere Fame and its subsidiaries pursuant to a facility letter entered in October 2011 (the "Facility"). The Facility is valid for two years and is renewed upon mutual agreement for another two years in October 2013. On January 1, 2012, the Group and Sincere Fame further entered into a supplemental loan agreement, which established the legal rights to offset the interests and amounts receivable or payable between the Group and Sincere Fame, and all the subsidiaries of the Group and Sincere Fame. As of December 31, 2013 and 2014, the amount due from Sincere Fame and its subsidiaries represented RMB126,621 and RMB179,681 (US$28,959) principal receivable, RMB16,250 and RMB28,420 (US$4,580) interest receivable and RMB1,500 and RMB1,500 (US$242) account receivables. These amounts are unsecured, bear interest at 7.3% and are repayable on demand.